Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) (FaceBank Group, Inc Pre-Merger) - USD ($) $ in Thousands	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Suppliers			$ 37,508
Payroll taxes (in arrears)	50		1,308
Accrued compensation	2,887		3,649
Legal and professional fees	4,472		3,936
Accrued litigation loss			524
Taxes	9,774		5,953
Other	8,348		3,897
Total	$ 99,042		56,775
FaceBank Group, Inc Pre-Merger [Member]
Suppliers			37,508
Payroll taxes (in arrears)		1,308	1,308	1,308
Accrued compensation		2,124	3,649	2,453
Legal and professional fees		1,797	3,936	1,952
Accrued litigation loss		524	524	524
Taxes			5,953
Other		1,990	3,897	2,098
Total		$ 7,743	$ 56,775	$ 8,335